Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Acquisitions (Details) $ in Millions			6 Months Ended
		Mar. 13, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 13, 2023 GBP (£)
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	[1],[2]		$ 1,507	$ 0
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Fair value of assets acquired		$ 11,291
Fair value of liabilities acquired		(9,784)
Fair value of net assets acquired		1,507
Gain recognised in bargain purchase transaction		1,507	$ 1,500
Consideration transferred settled in cash		0			£ 1
Cash and cash equivalents acquired		1,243
Net cash inflow on acquisition		$ 1,243

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.